Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure
Year (a)	Summary Compensation Table for PEO – Chan Heng Fai (b1)	Compensation Actually Paid to PEO – Chan Heng Fai (c1)	Summary Compensation Table for PEO – Chan Tung Moe (b2)	Compensation Actually Paid to PEO – Chan Tung Moe (c2)	Average Summary Compensation Table Total for Non-PEO NEOs* (d)	Average Compensation Actually Paid to Non-PEO NEOs (e)	Total Shareholder Return (f)	Net Loss (h)
2025	$3,836,817	$1,416,817	$1,264,898	$1,264,898	$310,321	$310,321	$150	$(49,350,566)
2024	$448,430	$448,430	$376,781	$376,781	$263,800	$263,800	$47	$(4,165,816)
2023	-	-	$289,561	$289,561	$243,648	$243,648	$45	$(61,278,733)

Total Shareholder Return Amount		$ 150	$ 47	$ 45
Net Income (Loss) Attributable to Parent		(49,350,566)	(4,165,816)	(61,278,733)
Chan Heng Fai B1 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		3,836,817	448,430
Chan Heng Fai C1 [Member]
Pay vs Performance Disclosure [Table]
PEO Actually Paid Compensation Amount		1,416,817	448,430
Chan Tung Moe B2 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		1,264,898	376,781	289,561
Chan Tung Moe C2 [Member]
Pay vs Performance Disclosure [Table]
PEO Actually Paid Compensation Amount		1,264,898	376,781	289,561
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount	[1]	310,321	263,800	243,648
Non-PEO NEO Average Compensation Actually Paid Amount		$ 310,321	$ 263,800	$ 243,648

[1]	The three Non-PEO NEOs for each of the three years listed are Lui Wai Leung Alan, Rongguo Wei, and Charles MacKenzie